Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Directors fees	$ 8,679	$ 8,510	$ 7,505
Salaries, wages, consultants and benefits	814,213	622,394	705,830
Stock-based compensation (Note 10)	253,775	379,247	515,116
Software technology development (Note 8)	4,559,227	3,445,018	2,999,079
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	8,679	8,510	7,505
Salaries, wages, consultants and benefits	795,356	535,692	667,229
Selling and marketing	321,001	142,413	70,439
Stock-based compensation (Note 10)	100,520	144,552	188,961
Software technology development (Note 8)	508,813	323,138	248,780
Closing balance for the year	$ 1,734,369	$ 1,154,305	$ 1,182,914